Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales	$ 2,160,052	$ 2,619,682
Cost of sales	1,908,515	566,252
Gross Profit before gain (loss) on change in fair value of biological assets and inventory	251,537	2,053,430
Gain (Loss) on change in fair value of biological assets and inventory	(140,088)	1,216,129
Gross Profit	111,449	3,269,559
Operating expenses
Depreciation and amortization	4,283,731	3,598,323
Consulting and professional fees	2,978,321	7,759,824
Personnel expenses	2,395,583	6,593,527
Share-based payment expenses to social development trust		2,124,615
General and administrative expenses	505,187	3,369,659
Total operating expenses	10,162,822	23,445,948
Operating loss	(10,051,373)	(20,176,389)
Other income (expenses):
Finance income	39	886
Finance expense	(255,656)	(115,324)
Foreign exchange gain (loss), net	148,823	(256,431)
Gain on bargain purchase		12,760,356
Gain on debt settlement	113,037	67,075
Other income	7,055	659
Change in fair value of financial assets measured at FVTPL	(264,655)	(516,281)
Loss on disposal of assets	(4,495)
Write-off of AP, net	2,697,719
Impairment loss	(24,665,564)
Total Other income	(22,223,697)	11,940,940
Net loss from continuing operations	(32,275,070)	(8,235,449)
Loss from discontinued operations		(3,422,225)
Net loss	(32,275,070)	(11,657,674)
Translation adjustment	(39,412)	(1,395,508)
Comprehensive loss	$ (32,314,482)	$ (13,053,182)
Loss per share from continuing operations — basic (in Dollars per share)	$ (7.16)	$ (2.75)
Loss per share – basic (in Dollars per share)	$ (7.16)	$ (3.86)
Weighted average common shares outstanding (in Shares)	4,505,263	2,993,009